Note 21 Deposits from debt certificates (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Debt certificates issued [Line Items]
Debt certificates issued		€ 55,047,000,000	€ 61,780,000,000
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt certificates issued		34,878,000,000	42,462,000,000
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		503,000,000	860,000,000
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		14,277,000,000	14,538,000,000
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued		9,900,000,000	13,274,000,000
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	340,000,000	355,000,000
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		2,306,000,000	2,538,000,000
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		244,000,000	2,331,000,000
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,307,000,000	8,566,000,000
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,500,000,000	4,500,000,000
Issued in euros [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	159,000,000
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,807,000,000	3,907,000,000
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt certificates issued		20,169,000,000	19,318,000,000
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,296,000,000	1,024,000,000
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		8,082,000,000	8,691,000,000
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued		212,000,000	217,000,000
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	1,843,000,000	455,000,000
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,000,000	4,000,000
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,366,000,000	1,016,000,000
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,366,000,000	7,911,000,000
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,687,000,000	1,633,000,000
issued in foreign currency [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	35,000,000
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		€ 5,678,000,000	€ 6,243,000,000

[1]	((*) Corresponds to structured note issuance whose underlying risk is different from the underlying risk of the derivative. Most of the foreign currency issues are denominated in U.S. dollars.